SHAREHOLDERS' EQUITY - Disclosure of Non controlling interest Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Equity at beginning of period	$ 221,061	$ 218,781	$ 204,638
Acquisition of subsidiary	7,285
Profit (loss) for the year	2,538	(11,841)	(10,548)
Capital contributions to a subsidiary with non-controlling interests	0
Other comprehensive income (loss), net of tax	29,060	(11,901)	7,103
Acquisition of non-controlling interests	(7,876)
Equity at ending of period	277,102	221,061	218,781
Non-controlling interest
Disclosure of classes of share capital [line items]
Equity at beginning of period	0	0	0
Acquisition of subsidiary	7,285
Profit (loss) for the year	(313)
Capital contributions to a subsidiary with non-controlling interests	706
Other comprehensive income (loss), net of tax	83
Acquisition of non-controlling interests	(7,761)
Equity at ending of period	$ 0	$ 0	$ 0